Basis of preparation and changes to Group's accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Basis of preparation and changes to Group's accounting policies
Schedule of new standards and amendments to standards

Standard/interpretation	Effective Date[1]

Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1 Presentation of Financial Statements:
Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16 Leases:
Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments:
Disclosures: Supplier Finance Arrangements	January 1, 2024